Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash	$ 177,695	$ 210,643
Restricted cash	786	787
Prepaid expenses and other assets, current	50,388	37,826
Total current assets	228,869	249,256
Non-current assets:
Property and equipment, net	32,755	28,164
Right of use assets, net	49,535	23,409
Long-term deposits	2,446	2,040
Prepaid expenses and other assets, non-current	2,890	0
Deferred tax asset	410	410
Intangible assets, net	172	254
Total assets	317,077	303,533
Current liabilities:
Accounts payable	1,997	1,075
Accrued expenses and other liabilities	25,400	21,398
Lease liabilities	3,413	2,511
Total current liabilities	30,810	24,984
Non-current liabilities:
Lease liabilities	49,456	23,710
Total liabilities	80,266	48,694
Shareholders' equity:
Additional paid-in capital	590,369	500,560
Accumulated other comprehensive loss	(17,296)	(8,691)
Accumulated deficit	(336,383)	(237,150)
Total shareholders' equity	236,811	254,839
Total liabilities and shareholders' equity	317,077	303,533
Ordinary shares
Shareholders' equity:
Share value	3	2
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0